Fair Value Measurements	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements
FAIR VALUE MEASUREMENTS
Recurring fair value measurements
The Company has segregated all financial assets and liabilities that are measured at fair value on a recurring basis into the most appropriate level within the fair value hierarchy based on the inputs used to estimate the fair value at the measurement date in the tables below. See Note 1, Summary of Significant Accounting Policies, for a description of how fair value measurements are determined.

	December 31, 2015
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets
Securities available for sale	$—	$2,800,286	$—	$2,800,286
Mortgage loans held for sale	—	166,247	—	166,247
Derivative instruments	—	30,486	—	30,486
Total	$—	$2,997,019	$—	$2,997,019
Liabilities
Derivative instruments	$—	$24,939	$—	$24,939
Total	$—	$24,939	$—	$24,939

	December 31, 2014
	Level 1	Level 2	Level3	Total
Assets
Securities available for sale	$—	$2,158,853	$—	$2,158,853
Mortgage loans held for sale	—	139,950	—	139,950
Derivative instruments	—	32,903	—	32,903
Total	$—	$2,331,706	$—	$2,331,706
Liabilities
Derivative instruments	$—	$31,354	$—	$31,354
Total	$—	$31,354	$—	$31,354

During 2015, there were no transfers between the Level 1 and Level 2 fair value categories. During 2014, available for sale securities with a market value of $14.4 million were transferred from the Level 1 to Level 2 fair value category in the table above. The security was issued by Freddie Mac and was included in the Level 1 category at December 31, 2013 based on a recent trade price in the open market.
Gains and losses (realized and unrealized) included in earnings (or accumulated other comprehensive income) during 2015 related to assets and liabilities measured at fair value on a recurring basis are reported in non-interest income or other comprehensive income as follows:

(Dollars in thousands)	Non-interest income	Other comprehensive income
Total gains (losses) included in earnings	$2,939	$—
Change in unrealized gains (losses) relating to assets still held at December 31, 2015	—	(9,110)

Non-recurring fair value measurements
The Company has segregated all financial assets and liabilities that are measured at fair value on a non-recurring basis into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value at the measurement date in the tables below.

	December 31, 2015
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets
OREO, net	$—	$1,106	$—	$1,106
Total	$—	$1,106	$—	$1,106

	December 31, 2014
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets
OREO, net	$—	$1,483	$—	$1,483
Total	$—	$1,483	$—	$1,483

The tables above exclude the initial measurement of assets and liabilities that were acquired as part of the acquisitions completed in 2014 and 2015. These assets and liabilities were recorded at their fair value upon acquisition in accordance with U.S. GAAP and were not re-measured during the periods presented unless specifically required by U.S. GAAP. Acquisition date fair values represent either Level 2 fair value measurements (investment securities, OREO, property, equipment, and debt) or Level 3 fair value measurements (loans, deposits, and core deposit intangible asset).
The Company did not record any liabilities at fair value for which measurement of the fair value was made on a non-recurring basis during the years ended December 31, 2015, 2014 and 2013.
Fair value option
The Company has elected the fair value option for certain originated residential mortgage loans held for sale, which allows for a more effective offset of the changes in fair values of the loans and the derivative instruments used to hedge them without the burden of complying with the requirements for hedge accounting.
The following table summarizes the difference between the aggregate fair value and the aggregate unpaid principal balance for mortgage loans held for sale measured at fair value:

	December 31, 2015			December 31, 2014
(Dollars in thousands)	Aggregate Fair Value	Aggregate Unpaid Principal	Aggregate Fair Value Less Unpaid Principal	Aggregate Fair Value	Aggregate Unpaid Principal	Aggregate Fair Value Less Unpaid Principal
Mortgage loans held for sale, at fair value	$166,247	$161,083	$5,164	$139,950	$134,639	$5,311

Interest income on mortgage loans held for sale is recognized based on contractual rates and is reflected in interest income on loans held for sale in the consolidated statements of comprehensive income. Changes in fair value of these loans that were recorded in mortgage income in the consolidated statements of comprehensive income resulted in net losses of $1.0 million and $3.5 million for the years ended December 31, 2015 and 2014, respectively. Net gains resulting from the change in fair value of these loans were $0.4 million for the year ended December 31, 2013. The changes in fair value are mostly offset by economic hedging activities, with an immaterial portion of these changes attributable to changes in instrument-specific credit risk.